Consolidated Statements of Shareholders' Equity - CAD ($) $ in Millions	Total	Share Capital [Member]	Paid in Surplus [Member]	Retained Earnings [Member]	AOCI [Member] [1]
Beginning balance at Dec. 31, 2016	$ 11,590	$ 5,534	$ 4,350	$ 796	$ 910
Net Earnings (Loss)	3,366			3,366
Other Comprehensive Income (Loss)	(267)				(267)
Comprehensive Income (Loss)	3,099			3,366	(267)
Common Shares Issued	5,506	5,506
Stock-Based Compensation Expense	11		11
Dividends on Common Shares	(225)			(225)
Ending balance at Dec. 31, 2017	19,981	11,040	4,361	3,937	643
Net Earnings (Loss)	(2,669)			(2,669)
Other Comprehensive Income (Loss)	395				395
Comprehensive Income (Loss)	(2,274)			(2,669)	395
Stock-Based Compensation Expense	6		6
Dividends on Common Shares	(245)			(245)
Ending balance at Dec. 31, 2018	17,468	11,040	4,367	1,023	1,038
Net Earnings (Loss)	2,194			2,194
Other Comprehensive Income (Loss)	(211)				(211)
Comprehensive Income (Loss)	1,983			2,194	(211)
Stock-Based Compensation Expense	10		10
Dividends on Common Shares	(260)			(260)
Ending balance at Dec. 31, 2019	$ 19,201	$ 11,040	$ 4,377	$ 2,957	$ 827

[1]	Accumulated Other Comprehensive Income (Loss).